Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL FUNDS, INC.
Entity Central Index Key	0000852254
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000005466
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets Equity Fund
Trading Symbol	IEMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Emerging Markets Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets Equity Fund	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
AssetsNet	$ 600,244,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	16.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$600,244
Number of Portfolio Holdings	81

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	40.1%
Financials	18.7
Consumer Discretionary	8.9
Industrials & Business Services	8.9
Communication Services	7.4
Consumer Staples	4.0
Materials	3.8
Health Care	1.8
Real Estate	1.2
Other	5.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	14.8%
Samsung Electronics	8.8
SK hynix	6.3
Tencent Holdings	4.2
Alibaba Group Holding	2.5
Unimicron Technology	2.4
Delta Electronics	2.2
Hon Hai Precision Industry	1.8
ICICI Bank	1.6
Contemporary Amperex Technology	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless